Notes to the Balance Sheet - Summary of Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill Acquired [Line Items]
Goodwill	€ 335,574,009	€ 1,619,233
Perpetual growth rate	1.00%
Fair Value		0
Impairment of Goodwill	€ (230,700,000)	€ (2,057,000)	€ 0
Beta factor	90.00%	90.00%
WACC before Tax	8.50%	8.50%
Goodwill [member]
Goodwill Acquired [Line Items]
Change in WACC before Tax	1.00%
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	€ 200,000
Slonomics Technology [Member] | Goodwill [member]
Goodwill Acquired [Line Items]
Goodwill	€ 1,600,000
Perpetual growth rate	1.00%
Constellation Pharmaceuticals, Inc. | Goodwill [member]
Goodwill Acquired [Line Items]
Goodwill	€ 564,700,000
Fair Value	333,955,000
Impairment of Goodwill	€ (230,714,620)
Beta factor	170.00%
WACC before Tax	14.10%